Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2023
Derivative financial instruments
Schedule of Derivative Instruments not designated as hedging instruments - Balance Sheet Location

		Assets
		June 30,	December 31,
Derivative	Balance Sheet Location	2023	2022
Interest rate swap	Derivative financial Instruments, Current	24,034	22,544
Interest rate swap	Derivative financial Instruments, non- Current	4,249	12,333
	Total	$28,283	$34,877

Schedule of Derivatives Instruments not designated as Hedging Instruments - Net effect on the Consolidated Condensed Statements of comprehensive Income

		Six months ended June 30,
	Net Realized and Unrealized Gain Recognized on Statement of Comprehensive Income Location	2023	2022
Interest rate swap	Gain on derivative instruments	5,023	21,231
Total		$5,023	$21,231